FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 43,268	$ 41,335
Disclosure of financial liabilities [line items]
Financial liabilities	197,984	193,217
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	9,145	9,077
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	143,126	139,324
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	134,215	128,556
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	8,911	10,768
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	42,235	41,117
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,478	3,699
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	10,459	9,933
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,308	2,651
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	3,179	3,599
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	2,527	2,270
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	8,442	6,514
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	2,560	2,696
Other financial assets
Disclosure of financial assets [line items]
Financial assets	19,016	17,730
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	$ 13,793	$ 13,672